Acquisitions (Details) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Jul. 08, 2021	Jun. 01, 2020	Nov. 30, 2020	Jul. 27, 2020	Apr. 22, 2020	Sep. 27, 2019	Dec. 31, 2021	Jun. 30, 2020
Acquisitions (Details) [Line Items]
Purchase price in cash			$ 76,107	$ 19,600			$ 22,487
Business combination, acquisition related costs			$ 719	$ 299
Working Capital							$ 800
Aggregate of shares issued (in Shares)							173,005
Valued total amount							$ 4,400
Performance-based payments, description						In addition, the sellers and senior executives have performance-based payments relating to achievements of various targets over three years (2019-2021) of up to $1,700.	In addition, sum.cumo’s senior executives have retention-based payments over three years (2020-2023) of up to approximately $2,800. These payments are subject to continued employment, and therefore were not included in the purchase price. Acquisition related costs amounted to $561, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income.
Proceeds from loan receive					$ 1,546
Maturity date					Apr. 22, 2022
Interest rate					1.00%
Acquisition of outstanding percentage		75.00%
Addition from acquisition	20.00%
Outstanding shares amount	$ 390
Cash paid						$ 5,608		$ 152
Series of Individually Immaterial Business Acquisitions [Member]
Acquisitions (Details) [Line Items]
Business combination, consideration cash, total		$ 1,281				$ 5,760